SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS, SUMMARY PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

Deutsche EAFE® Equity Index Fund
Deutsche U.S. Bond Index Fund
Class R6 shares are not available for purchase.
Please Retain This Supplement for Future Reference

May 1, 2018
PRO_SAISTKR-413